UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4888

Dreyfus Short-Intermediate Government Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/2009

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Government Fund
August 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--89.8%	Rate (%)	Date	Amount ($)	Value ($)
Bank & Finance--3.8%
Bank of America,
Gtd. Notes	2.38	6/22/12	2,200,000	2,240,194
General Electric Capital,
Gtd. Notes	3.00	12/9/11	2,200,000	2,277,766
Golman Sachs Group,
Gtd. Notes	2.15	3/15/12	2,000,000 a	2,032,842
US Bancorp,
Gtd. Notes	2.25	3/13/12	2,000,000 a	2,035,874
				8,586,676
U.S. Government Agencies--38.1%
Federal Home Loan Bank,
Bonds	0.21	9/14/09	2,700,000 b	2,700,019
Federal Home Loan Bank,
Bonds, Ser. 1	0.21	9/18/09	5,000,000 b	5,000,060
Federal Home Loan Bank,
Bonds	1.88	6/20/12	14,920,000	14,996,182
Federal Home Loan Mortgage Corp.,
Notes	2.13	3/23/12	20,000,000 c	20,304,840
Federal National Mortgage
Association, Notes	1.75	8/10/12	14,000,000 c	14,017,402
Federal National Mortgage
Association, Notes	6.63	9/15/09	26,250,000 c	26,312,842
Small Business Administration
Participation, Gov't Gtd.
Ctfs., Ser. 20G	6.85	7/1/17	1,692,337	1,814,330
				85,145,675
U.S. Government Agencies/Mortgage-Backed--18.6%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/10			191,099 c	192,358
4.00%, 1/1/10 - 4/1/10			8,300,103 c	8,454,290
4.50%, 2/1/10 - 9/1/14			1,987,725 c	2,055,673
5.00%, 5/1/10 - 1/1/11			3,643,393 c	3,769,032
Structured Pass-Through
Secs., Ser. T-7, Cl. A6,
7.03%, 8/25/28			47,158 b,c	46,838
Federal National Mortgage Association:
4.00%, 2/1/10 - 10/1/10			2,002,407 c	2,022,909

4.50%, 11/1/14	958,203 c	992,605
5.00%, 12/1/09	751,278 c	753,842
5.50%, 9/1/14 - 4/1/16	907,040 c	952,751
Ser. 2002-83, REMICS,
Cl. DH, 5.00%, 9/25/17	1,830,583 c	1,920,990
Whole Loan, Ser. 2001-W2,
Cl. AF6, 6.59%, 10/25/31	1,984,308 b,c	2,082,202
Government National Mortgage Association I:
Ser. 2004-43, Cl. A, 2.82%,
12/16/19	457,487	462,136
Ser. 2004-97, Cl. AB,
3.08%, 4/16/22	565,607	573,867
Ser. 2006-42, Cl. A, 3.30%,
2/16/30	1,920,312	1,955,808
Ser. 2004-77, Cl. A, 3.40%,
3/16/20	346,724	348,876
Ser. 2005-90, Cl. A, 3.76%,
9/16/28	1,041,119	1,068,829
Ser. 2006-39, Cl. A, 3.77%,
6/16/25	854,404	876,086
Ser. 2005-34, Cl. A, 3.96%,

9/16/21	351,736	354,183
Ser. 2005-79, Cl. A, 4.00%,
10/16/33	478,129	489,521
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	988,192	1,015,014
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	827,723	853,804
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	1,103,640	1,123,934
Ser. 2006-6, Cl. A, 4.05%,
10/16/23	183,652	186,399
Ser. 2004-51, Cl. A, 4.15%,
2/16/18	255,449	258,683
Ser. 2006-30, Cl. A, 4.18%,
4/16/28	1,220,222	1,259,532
Ser. 2006-3, Cl. A, 4.21%,
1/16/28	927,504	954,376
Ser. 2005-67, Cl. A, 4.22%,
6/16/21	433,639	436,622
Ser. 2006-5, Cl. A, 4.24%,
7/16/29	1,473,205	1,500,753
Ser. 2005-52, Cl. A, 4.29%,
1/16/30	417,306	428,971
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	314,548	321,910
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	726,511	744,688
Ser. 2005-87, Cl. A, 4.45%,
3/16/25	552,587	568,023
Ser. 2006-18, Cl. A, 4.97%,
12/16/21	1,566,177	1,600,627
Ser. 2006-32, Cl. A, 5.08%,
1/16/30	831,441	873,583
		41,499,715
U.S. Treasury Notes--29.3%
1.38%, 5/15/12	22,000,000 a	22,015,488
4.63%, 8/31/11	40,700,000 a	43,638,052
		65,653,540
Total Bonds and Notes
(cost $199,960,427)		200,885,606
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.30%, 10/22/09

(cost $174,925)	175,000 [d]	174,974

Other Investment--14.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $31,572,000)	31,572,000 [e]	31,572,000

Investment of Cash Collateral for
Securities Loaned--25.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $44,596,809)	44,596,809 [e]	44,596,809

Total Investments (cost $276,304,161)	129.6%	277,229,389
Liabilities, Less Cash and Receivables	(29.6%)	(53,568,995)
Net Assets	100.0%	223,660,394

a	All or a portion of these securities are on loan. At August 31, 2009, the total market value of the fund's securities on loan is $55,984,417 and the total market value of the collateral held by the fund is $57,222,777, consisting of cash collateral of $44,596,809 and U.S. Government and Agency securities valued at $12,625,968.
b	Variable rate security--interest rate subject to periodic change.
c	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
d	All or partially held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $276,304,161.

Net unrealized appreciation on investments was $925,228 of which $2,187,474 related to appreciated investment securities and $1,262,246 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES August 31, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 8/31/2009 ($)
Financial Futures Long
U.S. Treasury 2-Year Notes	96	20,769,001	December 2009	19,501

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
		Significant Observable	Unobservable
Assets ($)	Level 1 -Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
U.S. Treasury Securities	-	65,828,514	-	65,828,514
Corporate Bonds	-	8,586,676	-	8,586,676
U.S. Government
Agencies/Mortgage-Backed	-	126,645,390	-	126,645,390
Mutual Funds	76,168,809	-	-	76,168,809
Other Financial Instruments+	19,501	-	-	19,501
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures and options are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase of the sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses, which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Short-Intermediate Government Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 28, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)